Expected credit loss measurement - Potential effect on stage 1 and stage 2 positions from changing key parameters (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
100% Baseline | Fixed income: Government bonds (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	$ (2,000)
100% Baseline | Fixed income: Government bonds (absolute change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(2,000)
100% Baseline | Fixed income: Government bonds (absolute change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	11,000
100% Baseline | Fixed income: Government bonds (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	25,000
100% Baseline | Unemployment rate (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(9,000)
100% Baseline | Unemployment rate (absolute change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(5,000)
100% Baseline | Unemployment rate (absolute change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	8,000
100% Baseline | Unemployment rate (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	14,000
100% Baseline | Real GDP growth (relative change) | Minus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	32,000
100% Baseline | Real GDP growth (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	15,000
100% Baseline | Real GDP growth (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(7,000)
100% Baseline | Real GDP growth (relative change) | Plus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(15,000)
100% Baseline | House Price Index (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	20,000
100% Baseline | House Price Index (relative change) | Minus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	9,000
100% Baseline | House Price Index (relative change) | Plus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(6,000)
100% Baseline | House Price Index (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(12,000)
100% Baseline | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	13,000
100% Baseline | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	5,000
100% Baseline | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(2,000)
100% Baseline | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(4,000)
100% Baseline | Equity Volatility (absolute change) | Minus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(7,000)
100% Baseline | Equity Volatility (absolute change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(4,000)
100% Baseline | Equity Volatility (absolute change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	7,000
100% Baseline | Equity Volatility (absolute change) | Plus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	12,000
100% Asset price appreciation / inflation | Fixed income: Government bonds (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(2,000)
100% Asset price appreciation / inflation | Fixed income: Government bonds (absolute change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(2,000)
100% Asset price appreciation / inflation | Fixed income: Government bonds (absolute change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	9,000
100% Asset price appreciation / inflation | Fixed income: Government bonds (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	20,000
100% Asset price appreciation / inflation | Unemployment rate (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(7,000)
100% Asset price appreciation / inflation | Unemployment rate (absolute change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(4,000)
100% Asset price appreciation / inflation | Unemployment rate (absolute change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	6,000
100% Asset price appreciation / inflation | Unemployment rate (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	12,000
100% Asset price appreciation / inflation | Real GDP growth (relative change) | Minus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	17,000
100% Asset price appreciation / inflation | Real GDP growth (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	9,000
100% Asset price appreciation / inflation | Real GDP growth (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(6,000)
100% Asset price appreciation / inflation | Real GDP growth (relative change) | Plus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(12,000)
100% Asset price appreciation / inflation | House Price Index (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	13,000
100% Asset price appreciation / inflation | House Price Index (relative change) | Minus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	5,000
100% Asset price appreciation / inflation | House Price Index (relative change) | Plus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(5,000)
100% Asset price appreciation / inflation | House Price Index (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(9,000)
100% Asset price appreciation / inflation | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	7,000
100% Asset price appreciation / inflation | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	4,000
100% Asset price appreciation / inflation | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(2,000)
100% Asset price appreciation / inflation | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(4,000)
100% Asset price appreciation / inflation | Equity Volatility (absolute change) | Minus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(4,000)
100% Asset price appreciation / inflation | Equity Volatility (absolute change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(2,000)
100% Asset price appreciation / inflation | Equity Volatility (absolute change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	2,000
100% Asset price appreciation / inflation | Equity Volatility (absolute change) | Plus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	6,000
100% Moderate stagflation crisis | Fixed income: Government bonds (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(62,000)
100% Moderate stagflation crisis | Fixed income: Government bonds (absolute change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(34,000)
100% Moderate stagflation crisis | Fixed income: Government bonds (absolute change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	39,000
100% Moderate stagflation crisis | Fixed income: Government bonds (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	86,000
100% Moderate stagflation crisis | Unemployment rate (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(25,000)
100% Moderate stagflation crisis | Unemployment rate (absolute change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(10,000)
100% Moderate stagflation crisis | Unemployment rate (absolute change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	18,000
100% Moderate stagflation crisis | Unemployment rate (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	33,000
100% Moderate stagflation crisis | Real GDP growth (relative change) | Minus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	46,000
100% Moderate stagflation crisis | Real GDP growth (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	25,000
100% Moderate stagflation crisis | Real GDP growth (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(20,000)
100% Moderate stagflation crisis | Real GDP growth (relative change) | Plus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(45,000)
100% Moderate stagflation crisis | House Price Index (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	56,000
100% Moderate stagflation crisis | House Price Index (relative change) | Minus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	25,000
100% Moderate stagflation crisis | House Price Index (relative change) | Plus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(22,000)
100% Moderate stagflation crisis | House Price Index (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(40,000)
100% Moderate stagflation crisis | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	10,000
100% Moderate stagflation crisis | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	6,000
100% Moderate stagflation crisis | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	0
100% Moderate stagflation crisis | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(3,000)
100% Moderate stagflation crisis | Equity Volatility (absolute change) | Minus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(11,000)
100% Moderate stagflation crisis | Equity Volatility (absolute change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(5,000)
100% Moderate stagflation crisis | Equity Volatility (absolute change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	6,000
100% Moderate stagflation crisis | Equity Volatility (absolute change) | Plus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	16,000
100% Global trade war | Fixed income: Government bonds (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(61,000)
100% Global trade war | Fixed income: Government bonds (absolute change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(42,000)
100% Global trade war | Fixed income: Government bonds (absolute change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	96,000
100% Global trade war | Fixed income: Government bonds (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	208,000
100% Global trade war | Unemployment rate (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(36,000)
100% Global trade war | Unemployment rate (absolute change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(20,000)
100% Global trade war | Unemployment rate (absolute change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	22,000
100% Global trade war | Unemployment rate (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	52,000
100% Global trade war | Real GDP growth (relative change) | Minus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	75,000
100% Global trade war | Real GDP growth (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	37,000
100% Global trade war | Real GDP growth (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(27,000)
100% Global trade war | Real GDP growth (relative change) | Plus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(60,000)
100% Global trade war | House Price Index (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	240,000
100% Global trade war | House Price Index (relative change) | Minus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	110,000
100% Global trade war | House Price Index (relative change) | Plus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(97,000)
100% Global trade war | House Price Index (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(182,000)
100% Global trade war | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	6,000
100% Global trade war | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	1,000
100% Global trade war | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(5,000)
100% Global trade war | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(6,000)
100% Global trade war | Equity Volatility (absolute change) | Minus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(17,000)
100% Global trade war | Equity Volatility (absolute change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(9,000)
100% Global trade war | Equity Volatility (absolute change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	12,000
100% Global trade war | Equity Volatility (absolute change) | Plus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	26,000
Weighted average | Fixed income: Government bonds (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(11,000)
Weighted average | Fixed income: Government bonds (absolute change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(6,000)
Weighted average | Fixed income: Government bonds (absolute change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	12,000
Weighted average | Fixed income: Government bonds (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	28,000
Weighted average | Unemployment rate (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(8,000)
Weighted average | Unemployment rate (absolute change) | Minus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(5,000)
Weighted average | Unemployment rate (absolute change) | Plus 0.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	5,000
Weighted average | Unemployment rate (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	13,000
Weighted average | Real GDP growth (relative change) | Minus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	31,000
Weighted average | Real GDP growth (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	16,000
Weighted average | Real GDP growth (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(13,000)
Weighted average | Real GDP growth (relative change) | Plus 2.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(27,000)
Weighted average | House Price Index (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	34,000
Weighted average | House Price Index (relative change) | Minus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	15,000
Weighted average | House Price Index (relative change) | Plus 2.50 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(13,000)
Weighted average | House Price Index (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(25,000)
Weighted average | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	7,000
Weighted average | Equity (S&P500, EuroStoxx, SMI) (relative change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	3,000
Weighted average | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(3,000)
Weighted average | Equity (S&P500, EuroStoxx, SMI) (relative change) | Plus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(5,000)
Weighted average | Equity Volatility (absolute change) | Minus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(9,000)
Weighted average | Equity Volatility (absolute change) | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(5,000)
Weighted average | Equity Volatility (absolute change) | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	5,000
Weighted average | Equity Volatility (absolute change) | Plus 10.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	$ 10,000